Instruments eligible as capital (Tables)	12 Months Ended
Dec. 31, 2023
Instruments Eligible As Capital
Schedule of financial liability at fair value

	2023	2022
Financial liabilities at fair value through profit or loss
Instruments eligible as capital	3,988	11,507
Total	3,988	11,507

Schedule of fair value changes and interest

	2023	2022	2022
Balance at beginning of the year	11,507	12,056	15,492
Interest accrued, net of gain from repurchase	(2,815)	(882)	2,137
Fair value changes	53	8,192	(5,717)
Own credit transferred to OCI	29	(2,008)	1,051
Repurchase	(6,126)	-	-
Effect of changes in exchange rates (OCI)	1,340	(5,851)	(907)
Balance at end of the year	3,988	11,507	12,056